Fair Value Measurements (Assets/Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Warrant [Member] Minimum [Member]	Dec. 31, 2014 Warrant [Member] Maximum [Member]	Dec. 31, 2014 Employee Stock Option [Member]	Dec. 31, 2014 Employee Stock Option [Member] Minimum [Member]	Dec. 31, 2014 Employee Stock Option [Member] Maximum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Cash	$ 100	53	$ 1,663
Risk free interest rate				0.33%	1.00%		1.04%	1.11%
Expected volatility rate				114.00%	121.00%		134.00%	138.00%
Expected life				3 months 18 days	1 year 2 months 12 days		2 years 10 months 24 days	3 years 4 months 24 days
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%				0.00%